                              ALLMERICA INVESTMENT TRUST
                                 SUPPLEMENT EFFECTIVE
                                   AUGUST 15, 1997
                                          TO
                         STATEMENT OF ADDITIONAL INFORMATION
                                  DATED MAY 1, 1997


The next to last sentence in the second paragraph of the section entitled "More Information about the Equity Index Fund" on Page 4 is amended to read:

    Under normal circumstances, it is expected that the Equity Index Fund will hold between 300 and 500 different stocks included in the S&P 500.

                                 ____________________

Investment Restriction No. 2 on Page 5 is amended to read:

    The Fund will not borrow money, except in accordance with the provisions of the 1940 Act and for temporary purposes when the aggregate amount borrowed does not exceed 33-1/3% of the value of the Fund's total assets at the time such borrowing is made. In general, a borrowing shall be regarded as being for temporary purposes if it is repaid within 60 days and is not extended or renewed.

                                 ____________________

The second sentence of Investment Restriction No. 3 on Page 5 is deleted.

                                 ____________________

Investment Restriction No. 5 on Page 6 is amended to read:

    The Fund will not engage in the purchase and sale of physical commodities or contracts relating to physical commodities.

                                 ____________________

The following is added as Investment Restriction No. 11 on Page 6:

    The Fund (except the Money Market Fund) may engage in transactions in financial futures contracts and related options. The Money Market Fund will not engage in transactions in financial futures or related options.

                                 ____________________

The first two sentences of the section entitled "Investment Techniques - Foreign Securities" on Page 6 are replaced with the following:

    Each Fund except the Government Bond Fund may purchase foreign securities. The Money Market Fund may invest only in U.S. dollar denominated foreign securities.

                                 ____________________

The first sentence of the section entitled "Investment Techniques - Forward Commitments" on Page 7 is amended to read:

    The Select Capital Appreciation Fund, Select Income Fund, Investment Grade Income Fund, Government Bond Fund and Money Market Fund may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments").

                                 ____________________

"Small-Mid Cap Value Fund" is deleted from the first sentence of each of the following sections under "Investment Techniques" starting on Page 8: Writing Covered Options, Purchasing Options, Financial Futures Contracts and Related Options and Options on Financial Futures.

                                 ____________________

The disclosure on hedging strategies used to manage exchange rate risks of foreign currencies under the sections on Financial Futures Contracts and Related Options, Forward Contracts on Foreign Currencies and Additional Risks of Options on Foreign Currencies, Forward Contracts and Foreign Instruments applies to the Select International Equity Fund.

                                 ____________________

The list of Trustees under "Management of Allmerica Investment Trust" on Page 19 is amended to delete Russell E. Fuller, who has retired, and to include the following information on Cynthia A. Hargadon, who has been elected to the Board of Trustees:


__________________________________________________________________________________________________________
                                   POSITION AND OFFICES           PRESENT POSITION AND PRINCIPAL
NAME, ADDRESS AND AGE                   WITH TRUST              OCCUPATIONS DURING THE PAST 5 YEARS
__________________________________________________________________________________________________________
Cynthia A. Hargadon (42)            Trustee                     President, Stable Value Association
1880 Virginia Avenue                                            (investment trade group), and Senior
McLean, VA 72101                                                Consultant, Johnson Custom Strategies
                                                                (investment service firm), 1996-Present;
                                                                Senior Vice President and Chief Investment
                                                                Officer, ICMA Retirement Corporation
                                                                (investment adviser), 1987-1996
__________________________________________________________________________________________________________


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